Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Net income including noncontrolling interests		$ 997	$ 711
Net income		997	711
Other comprehensive income (loss), net of taxes:
Net deferred gains (losses) on derivatives-hedging activities	[1]	(9)	25
Changes in unrealized net gains (losses) on investment securities	[2]	17	(62)
Changes in net unrecognized pension and other postretirement benefit costs	[3]		28
Amounts reclassified to net income:
Net derivative (gains) losses-hedging activities	[4]	8	10
Net realized (gains) losses on investment securities	[5]	1	3
Net pension and other postretirement benefit costs (credits)	[6]	(11)	17
Changes in other comprehensive income from equity method investees	[7]	1	1
Total other comprehensive income (loss)		7	22
Comprehensive income including noncontrolling interests		1,004	733
Comprehensive income attributable to Dominion Energy		1,004	733
Virginia Electric and Power Company
Net income		353	357
Other comprehensive income (loss), net of taxes:
Net deferred gains (losses) on derivatives-hedging activities	[8]	(9)	19
Changes in unrealized net gains (losses) on investment securities	[9]	4	(7)
Amounts reclassified to net income:
Net derivative (gains) losses-hedging activities	[10]	0	1
Net realized (gains) losses on investment securities	[11]	0	(1)
Total other comprehensive income (loss)		(5)	12
Comprehensive income attributable to Dominion Energy		$ 348	$ 369

[1]	Net of $3 million and $(8) million tax for the three months ended March 31, 2023 and 2022, respectively.
[2]	Net of $(7) million and $19 million tax for the three months ended March 31, 2023 and 2022, respectively.
[3]	Net of $— million and $(10) million tax for the three months ended March 31, 2023 and 2022, respectively.
[4]	Net of $(3) million and $(4) million tax for the three months ended March 31, 2023 and 2022, respectively.
[5]	Net of $(1) million and $(1) million tax for the three months ended March 31, 2023 and 2022, respectively.
[6]	Net of $4 million and $(6) million tax for the three months ended March 31, 2023 and 2022, respectively.
[7]	Net of $— million and $— million tax for the three months ended March 31, 2023 and 2022, respectively.
[8]	Net of $3 million and $(7) million tax for the three months ended March 31, 2023 and 2022, respectively.
[9]	Net of $(1) million and $2 tax for the three months ended March 31, 2023 and 2022, respectively.
[10]	Net of $— and $— million tax for the three months ended March 31, 2023 and 2022, respectively.
[11]	Net of $— and $— million tax for the three months ended March 31, 2023 and 2022, respectively.